SEMI-ANNUAL REPORT

                                 April 30, 2002

                                  -------------
                                  SYNOVUS FUNDS
                                  -------------

                         The Advisors'Inner Circle Fund

                                [GRAPHIC OMITTED]

                           Large Cap Core Equity Fund
                               Mid Cap Value Fund
                           Intermediate-Term Bond Fund
                           Georgia Municipal Bond Fund


                             [SYNOVUS LOGO OMITTED]

                                     SYNOVUS
                                      FUNDS

SYNOVUS FUNDS
--------------------------------------------------------------------------------

        Table of Contents

        Letter to Shareholders ..................................    1
        Statements of Net Assets:
             Large Cap Core Equity Fund .........................    2
             Mid Cap Value Fund .................................    4
             Intermediate-Term Bond Fund ........................    6
             Georgia Municipal Bond Fund ........................    8
        Statements of Operations ................................   13
        Statements of Changes in Net Assets .....................   14
        Financial Highlights ....................................   16
        Notes to Financial Statements ...........................   17

SYNOVUS FUNDS

--------------------------------------------------------------------------------
Letter to Shareholders                                    [SYNOVUS LOGO OMITTED]
APRIL 30, 2002


Over the past six months strong cyclical advances off September 2001 lows, a continued accommodative Federal Reserve policy, and investor concerns over corporate earnings and accounting practices, have paced the markets. Signs of an economic rebound appeared late in the fourth quarter and further substantial evidence of a strong inventory recovery in the first quarter of 2002, sent economists scrambling to declare a premature demise to the mildest recession in the post-World War era.

Financial assets in general continued to struggle during the period with large capitalization stocks posting sub par returns, and small and mid cap issues leading the advance. Value stocks remained in favor over traditional growth issues. Interest rates rebounded off their year end lows as the Federal Reserve kept short rates at a 40 year low to provide additional insurance against the fallout of the September 11th events.

The markets continue to teach us the lessons of diversification. The current market environment of heightened expectations and revival of the nineties' glory days is prone to punish the undisciplined investor. History tells us that controlling risk and maintaining a systematic approach to investing through a properly diversified program is the prudent investment strategy. Utilizing a combination of equity components and fixed income to smooth portfolio volatility is a proven strategy for successful results in a rapidly changing market environment.

We remain cautiously optimistic about the markets and anticipate more modest equity returns over the next few years, as compared to the roaring nineties. However, now that the economic landscape has become more cyclical, opportunities for patient investors will overshadow those looking to jump aboard the latest trend.



Mark J. Brown
Chief Investment Officer
Synovus Funds Investment Advisors


--------------------------------------------------------------------------------
                                                                              1

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Statement of Net Assets
APRIL 30, 2002 (UNAUDITED)

                                                 Market
                                                  Value
LARGE CAP CORE EQUITY FUND           Shares       (000)
--------------------------------------------------------------------------------
COMMON STOCK (89.4%)
AEROSPACE & DEFENSE (2.4%)
   United Technologies               64,450   $   4,523
                                              ---------
BANKS (4.2%)
   FleetBoston Financial            125,400       4,427
   SouthTrust                       128,950       3,440
                                              ---------
                                                  7,867
                                              ---------
CHEMICALS (1.0%)
   E.I. du Pont de Nemours           42,600       1,896
                                              ---------
COMPUTERS & SERVICES (10.4%)
   Cisco Systems*                   174,700       2,559
   Dell Computer*                   106,400       2,803
   Electronic Data Systems           60,600       3,288
   EMC*                             136,750       1,250
   International Business Machines   19,000       1,591
   Microsoft*                        84,850       4,434
   Oracle*                          231,748       2,327
   Sun Microsystems*                156,100       1,277
                                              ---------
                                                 19,529
                                              ---------
COSMETICS & TOILETRIES (4.2%)
   Colgate-Palmolive                 72,800       3,859
   Procter & Gamble                  45,500       4,107
                                              ---------
                                                  7,966
                                              ---------
DATA PROCESSING (0.3%)
   Automatic Data Processing         11,300         575
                                              ---------
ELECTRICAL SERVICES (2.5%)
   Southern                         166,400       4,717
                                              ---------
ENTERTAINMENT (2.1%)
   AOL Time Warner*                 152,200       2,895
   Walt Disney                       47,200       1,094
                                              ---------
                                                  3,989
                                              ---------
FINANCIAL SERVICES (7.4%)
   Citigroup                        109,800       4,754
   Fannie Mae                        68,100       5,375
   Morgan Stanley Dean Witter        80,100       3,823
                                              ---------
                                                 13,952
                                              ---------
FOOD, BEVERAGE & TOBACCO (4.2%)
   Anheuser-Busch                    52,400       2,777
   Coca-Cola                         70,000       3,886
   PepsiCo                           25,900       1,344
                                              ---------
                                                  8,007
                                              ---------
GAS/NATURAL GAS (1.1%)
   El Paso                           52,026       2,081
                                              ---------
HEALTH CARE (5.7%)
   Baxter International              40,100       2,282
   Johnson & Johnson                 86,300       5,511


                                                 Market
                                                  Value
                                     Shares       (000)
--------------------------------------------------------------------------------
   Medtronic                         67,900   $   3,034
                                              ---------
                                                 10,827
                                              ---------
INSURANCE (5.0%)
   Aflac                            168,700       5,044
   American International Group      63,100       4,362
                                              ---------
                                                  9,406
                                              ---------
MANUFACTURING (4.9%)
   General Electric                 186,049       5,870
   Tyco International               183,200       3,380
                                              ---------
                                                  9,250
                                              ---------
PAPER & PAPER PRODUCTS (1.2%)
   International Paper               52,300       2,167
                                              ---------
PETROLEUM & FUEL PRODUCTS (6.7%)
   Conoco                            53,700       1,506
   Exxon Mobil                      116,484       4,679
   Royal Dutch Petroleum,
     NY Shares                       57,975       3,030
   Schlumberger                      62,450       3,419
                                              ---------
                                                 12,634
                                              ---------
PHARMACEUTICALS (7.6%)
   Abbott Laboratories               66,600       3,593
   Bristol-Myers Squibb              16,000         461
   Merck                            101,000       5,488
   Pfizer                           133,400       4,849
                                              ---------
                                                 14,391
                                              ---------
RAILROADS (1.2%)
   Canadian National Railway         48,150       2,304
                                              ---------
RETAIL (9.8%)
   Home Depot                       115,700       5,365
   Target                           146,600       6,399
   Tricon Global Restaurants*        41,700       2,630
   Wal-Mart Stores                   71,900       4,016
                                              ---------
                                                 18,410
                                              ---------
SEMI-CONDUCTORS/INSTRUMENTS (2.6%)
   Intel                            173,000       4,950
                                              ---------
TELECOMMUNICATIONS EQUIPMENT (0.4%)
   Tellabs*                          95,400         810
                                              ---------
TELEPHONES & TELECOMMUNICATIONS (4.5%)
   Motorola                          89,100       1,372
   SBC Communications               110,019       3,417
   Verizon Communications            81,962       3,287
   WorldCom*                        170,450         423
                                              ---------
                                                  8,499
                                              ---------
TOTAL COMMON STOCK
(Cost $171,858)                                 168,750
                                              ---------
                                                        (CONTINUED ON NEXT PAGE)

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
2

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--------------------------------------------------------------------------------
Statement of Net Assets                                   [SYNOVUS LOGO OMITTED]
APRIL 30, 2002 (UNAUDITED)

                                   Contracts/    Market
LARGE CAP CORE EQUITY FUND         Face Amount    Value
(CONCLUDED)                           (000)       (000)
--------------------------------------------------------------------------------
OPTIONS (0.0%)
   Coca-Cola Call,
     Expires 05/17/02,
     Strike Price $50                 700     $       7
                                              ---------
TOTAL OPTIONS
   (Cost $47)                                         7
                                              ---------

REPURCHASE AGREEMENTS (10.8%)
   JP Morgan Chase
     1.700% dated 04/30/02,
     matures 05/01/02,
     repurchase price
     $9,499,936 (collateralized
     by U.S. Government Obligation,
     with a total market
     value $9,689,856)             $9,499         9,499
   Morgan Stanley
     1.700% dated 04/30/02,
     matures 05/01/02,
     repurchase price
     $10,901,209 (collateralized
     by U.S. Treasury Obligation,
     with a total market
     value $11,119,062)            10,901        10,901
                                              ---------
TOTAL REPURCHASE AGREEMENTS
   (Cost $20,400)                                20,400
                                              ---------
TOTAL INVESTMENTS (100.2%)
   (Cost $192,055)                              189,157
                                              ---------
OTHER ASSETS AND LIABILITIES, NET (0.1%)            165
                                              ---------


WRITTEN OPTIONS (-0.3%)
   Anheuser Busch Call,
     Expires 06/21/02,
     Strike Price $50                (500)         (170)
   Coca-Cola Call,
     Expires 05/17/02,
     Strike Price $50                (300)         (174)
   Coca-Cola Call,
     Expires 08/16/02,
     Strike Price $50                (400)         (256)
                                              ---------
TOTAL WRITTEN OPTIONS
   (Premium $-250)                                 (600)
                                              ---------


                                                 Value
                                                 (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Shares
   (unlimited authorization -- no par
   value) based on 19,220,345 outstanding
   shares of beneficial interest               $186,765
Portfolio Shares of Class A Shares
   (unlimited authorization -- no par
   value) based on 113,159 outstanding
   shares of beneficial interest                  1,167
Portfolio Shares of Class B Shares
   (unlimited authorization -- no par
   value) based on 60,321 outstanding
   shares of beneficial interest                    617
Portfolio Shares of Class C Shares
   (unlimited authorization -- no par
   value) based on 202,574 outstanding
   shares of beneficial interest                  2,073
Accumulated net investment loss                      (3)
Accumulated net realized gain
   on investments                                 1,601
Net unrealized depreciation on
   investments and option contracts              (3,498)
                                               --------
TOTAL NET ASSETS (100.0%)                      $188,722
                                               ========
Net Asset Value, Offering and Redemption
   Price Per Share, Institutional Shares         $ 9.63
                                                 ======
Net Asset Value and Redemption
   Price Per Share -- Class A Shares             $ 9.63
                                                 ======
Maximum Offering Price Per Share,
   Class A Shares ($9.63 / 94.25%)               $10.22
                                                 ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B Shares (A)         $ 9.61
                                                 ======
Net Asset Value Per Share,
   Class C Shares (A)                            $ 9.60
                                                 ======
Maximum Offering Price Per Share,
   Class C Shares ($9.60 / 99%)                  $ 9.70
                                                 ======

* NON-INCOME PRODUCING SECURITY.
(A) CLASS B AND C HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE CHARGES, SEE NOTES TO FINANCIAL STATEMENTS.




    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                                                               3

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SYNOVUS FUNDS
--------------------------------------------------------------------------------
Statement of Net Assets
APRIL 30, 2002 (UNAUDITED)

                                                  Market
                                                  Value
MID CAP VALUE FUND                   Shares       (000)
--------------------------------------------------------------------------------
COMMON STOCK (92.3%)
AEROSPACE & DEFENSE (1.7%)
   Fairchild, Cl A*                  39,700   $     169
   General Dynamics                   5,000         486
                                              ---------
                                                    655
                                              ---------
APPAREL/TEXTILES (0.1%)
   Jones Apparel Group*               1,000          39
                                              ---------
CABLE TELEVISION (5.1%)
   Shaw Communications, Cl B        128,600       2,034
                                              ---------
CAPITAL GOODS (0.8%)
   American Power Conversion*        26,200         337
                                              ---------
CHEMICALS (4.6%)
   Agrium                           110,000       1,072
   Methanex*                        100,000         767
                                              ---------
                                                  1,839
                                              ---------
COMMUNICATIONS EQUIPMENT (0.5%)
   Gemstar-TV Guide
     International*                  22,200         199
                                              ---------
CONSUMER NON-DURABLES (4.5%)
   International Flavors
     & Fragrances                    55,500       1,787
                                              ---------
E-COMMERCE (5.7%)
   USA Networks*                     76,500       2,288
                                              ---------
ELECTRICAL SERVICES (1.4%)
   Constellation Energy Group        18,000         575
                                              ---------
FINANCE (2.4%)
   GATX                              30,000         961
                                              ---------
FINANCIAL SERVICES (4.1%)
   eFunds*                           82,500       1,312
   Stilwell Financial                15,000         320
                                              ---------
                                                  1,632
                                              ---------
FOOD, BEVERAGE & TOBACCO (4.3%)
   ConAgra Foods                     45,000       1,102
   Kraft Foods                       15,000         616
                                              ---------
                                                  1,718
                                              ---------
HEALTH CARE (10.2%)
   Aetna                             21,300       1,014
   Gentiva Health Services*          38,000       1,030
   Human Genome Sciences*            25,000         394
   ImClone Systems*                  40,000         644
   Invacare                          10,000         378
   Ocular Sciences*                  15,700         470
   Vasogen*                          47,400         154
                                              ---------
                                                  4,084
                                              ---------

                                                 Market
                                                  Value
                                     Shares       (000)
--------------------------------------------------------------------------------
INSURANCE (11.2%)
   Arch Capital Group*               99,469   $   2,902
   Everest Re Group                  15,900       1,080
   UnumProvident                     17,000         480
                                              ---------
                                                  4,462
                                              ---------
MACHINERY (3.3%)
   Global Power Equipment
     Group*                         115,000       1,328
                                              ---------
MEASURING DEVICES (1.8%)
   Input/Output*                     80,000         724
                                              ---------
PETROLEUM & FUEL PRODUCTS (15.2%)
   Encana                            86,848       2,731
   Grant Prideco*                    15,000         240
   Newpark Resources*               110,000         921
   Osca*                             41,000       1,146
   Tom Brown*                        35,000       1,015
   Transocean Sedco Forex             1,300          46
                                              ---------
                                                  6,099
                                              ---------
PROFESSIONAL SERVICES (4.9%)
   Gartner, Cl A*                    74,900         876
   Gartner, Cl B*                    38,200         447
   Iron Mountain*                    20,000         616
                                              ---------
                                                  1,939
                                              ---------
REAL ESTATE INVESTMENT TRUSTS (2.0%)
   Archstone-Smith Trust             30,000         809
                                              ---------
RETAIL (4.3%)
   Charming Shoppes*                 90,000         778
   Neiman-Marcus, Group Cl B*        10,000         347
   Ross Stores                       15,000         609
                                              ---------
                                                  1,734
                                              ---------
TECHNOLOGY (3.7%)
   Avaya*                           143,474         881
   Enterasys Networks*              176,000         193
   Midway Games*                     29,500         403
                                              ---------
                                                  1,477
                                              ---------
TELEPHONES & TELECOMMUNICATIONS (0.5%)
   Broadwing*                        15,100         100
   WorldCom - MCI Group              24,000          90
                                              ---------
                                                    190
                                              ---------
TOTAL COMMON STOCK
   (Cost $34,199)                                36,910
                                              ---------


                                                        (CONTINUED ON NEXT PAGE)

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
4
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Statement of Net Assets                                   [SYNOVUS LOGO OMITTED]
APRIL 30, 2002 (UNAUDITED)

                                      Face       Market
MID CAP VALUE FUND                   Amount       Value
(CONCLUDED)                           (000)       (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (7.9%)
   JP Morgan Chase
     1.700% dated 04/30/02,
     matures 05/01/02, repurchase price
     $1,602,253 (collateralized
     by U.S. Government Obligation,
     with a total market
     value $1,636,140)               $1,602    $  1,602
   Morgan Stanley
     1.700% dated 04/30/02
     matures 05/01/02, repurchase price
     $1,568,237 (collateralized
     by U.S. Treasury Obligation,
     with a total market
     value $1,600,082)                1,568       1,568
                                               --------
TOTAL REPURCHASE AGREEMENTS
   (Cost $3,170)                                  3,170
                                               --------
TOTAL INVESTMENTS (100.2%)
   (Cost $37,369)                                40,080
                                               --------
OTHER ASSETS AND LIABILITIES, NET (-0.2%)           (63)
                                               --------
NET ASSETS:
Portfolio Shares of Institutional Shares
   (unlimited authorization -- no par value)
   based on 3,284,604 outstanding
   shares of beneficial interest                 33,159
Portfolio Shares of Class A Shares
   (unlimited authorization -- no par value)
   based on 113,156 outstanding
   shares of beneficial interest                  1,192
Portfolio Shares of Class B Shares
   (unlimited authorization -- no par value)
   based on 100,555 outstanding
   shares of beneficial interest                  1,056
Portfolio Shares of Class C Shares
   (unlimited authorization -- no par value)
   based on 149,812 outstanding
   shares of beneficial interest                  1,576
Accumulated net investment loss                     (27)
Accumulated net realized gain
   on investments                                   350
Net unrealized appreciation on investments        2,711
                                               --------
TOTAL NET ASSETS (100.0%)                      $ 40,017
                                               ========


                                                  Value
                                                  (000)
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share, Institutional Shares         $10.97
                                                 ======
Net Asset Value and Redemption
   Price Per Share -- Class A Shares             $10.97
                                                 ======
Maximum Offering Price Per Share,
   Class A Shares ($10.97 / 94.25%)              $11.64
                                                 ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B Shares [A]         $10.93
                                                 ======
Net Asset Value Per Share,
   Class C Shares [A]                            $10.92
                                                 ======
Maximum Offering Price Per Share
   Class C Shares ($10.92 / 99%)                 $11.03
                                                 ======

* NON-INCOME PRODUCING SECURITY.
CL -- CLASS
[A] Class B and C have contingent deferred sales charges. For a desription of possible charges, see Notes to Financial Statements.


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                                                               5

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SYNOVUS FUNDS
--------------------------------------------------------------------------------
Statement of Net Assets
APRIL 30, 2002 (UNAUDITED)

                                      Face       Market
                                     Amount       Value
INTERMEDIATE-TERM BOND FUND           (000)       (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (49.0%)
   FHLB, Ser S706
        5.375%, 05/15/06             $5,000   $   5,138
   FHLMC
        7.000%, 03/15/10              1,000       1,092
        5.750%, 03/15/09              4,000       4,095
        5.125%, 10/15/08              7,000       6,944
   FNMA
        7.125%, 03/15/07              1,500       1,648
        7.000%, 05/01/11                417         438
        6.625%, 10/15/07              9,500      10,230
        6.000%, 12/15/05              6,000       6,307
        5.500%, 02/15/06              5,000       5,159
        5.500%, 03/15/11              9,500       9,380
        5.250%, 06/15/06              9,000       9,212
        5.250%, 04/15/07              5,000       5,089
        4.375%, 10/15/06              5,000       4,927
   FNMA, MTN
        6.875%, 09/10/12              1,000       1,049
        6.550%, 11/21/07              1,500       1,528
                                              ---------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $71,974)                                72,236
                                              ---------

CORPORATE OBLIGATIONS (39.4%)
AUTOMOTIVE (5.5%)
   Cooper Tire & Rubber
        7.750%, 12/15/09              1,500       1,570
   DaimlerChrysler
        6.400%, 05/15/06              5,000       5,108
   Hertz
        7.625%, 08/15/07              1,500       1,498
                                              ---------
                                                  8,176
                                              ---------
CHEMICALS (2.2%)
   E.I. du Pont de Nemours
        6.875%, 10/15/09              3,000       3,202
                                              ---------
COMPUTERS - HARDWARE (3.4%)
   Hewlett Packard
        5.750%, 12/15/06              5,000       4,981
                                              ---------
ENTERTAINMENT (1.3%)
   Walt Disney
        5.500%, 12/29/06              2,000       1,989
                                              ---------
FINANCIAL SERVICES (18.4%)
   Citigroup
        6.500%, 01/18/11              2,000       2,046
   Goldman Sachs Group
        7.625%, 08/17/05              2,500       2,703
   Goldman Sachs Group,
     MTN, Ser E
        7.350%, 10/01/09              1,000       1,063
   Household Finance
        7.200%, 07/15/06              5,000       5,206
   John Deere Capital
        5.125%, 10/19/06              5,000       4,832


                                   Shares/Face   Market
                                     Amount       Value
                                      (000)       (000)
--------------------------------------------------------------------------------
   Lehman Brothers Holdings
        6.250%, 05/15/06             $5,000   $   5,151
   Merrill Lynch
        7.150%, 07/30/12              1,000       1,007
        6.375%, 10/15/08              5,000       5,131
                                              ---------
                                                 27,139
                                              ---------
FOOD, BEVERAGE & TOBACCO (1.7%)
   Coca-Cola Enterprises
        5.750%, 11/01/08              2,500       2,509
                                              ---------
INSURANCE (2.9%)
   Lion Connecticut Holding
        7.125%, 08/15/06              4,000       4,248
                                              ---------
MEDICAL (2.1%)
   American Home Products
        6.250%, 03/15/06              3,000       3,122
                                              ---------
TELEPHONES & TELECOMMUNICATIONS (1.9%)
   AT&T
        6.000%, 03/15/09              2,000       1,763
   SBC Communications
        6.125%, 02/15/08              1,000       1,031
                                              ---------
                                                  2,794
                                              ---------
TOTAL CORPORATE OBLIGATIONS
   (Cost $58,143)                                58,160
                                              ---------

MONEY MARKET (2.1%)
   SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A                         3,163,755       3,164
                                              ---------
TOTAL MONEY MARKET
   (Cost $3,164)                                  3,164
                                              ---------

REPURCHASE AGREEMENT (9.9%)
   JP Morgan Chase,
     1.700% dated 04/30/02
     matures 05/01/02,
     repurchase price $14,670,244
     (collateralized by various
     U.S. Government Obligations,
     with a total market value
     $14,964,243)                    14,670      14,670
                                              ---------
TOTAL REPURCHASE AGREEMENT
   (Cost $14,670)                                14,670
                                              ---------
TOTAL INVESTMENTS (100.4%)
   (Cost $147,951)                              148,230
                                              ---------
OTHER ASSETS AND LIABILITIES, NET (-0.4%)          (595)
                                              ---------


                                                        (CONTINUED ON NEXT PAGE)

  The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
6

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--------------------------------------------------------------------------------
Statement of Net Assets                                   [SYNOVUS LOGO OMITTED]
APRIL 30, 2002 (UNAUDITED)


INTERMEDIATE-TERM BOND FUND                       Value
(CONCLUDED)                                       (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Shares
   (unlimited authorization -- no par
   value) based on 14,930,331 outstanding
   shares of beneficial interest               $146,117
Portfolio Shares of Class A Shares
   (unlimited authorization -- no par value)
   based on 43,751 outstanding
   shares of beneficial interest                    433
Portfolio Shares of Class B Shares
   (unlimited authorization -- no par value)
   based on 7,949 outstanding
   shares of beneficial interest                     79
Undistributed net investment income                   1
Accumulated net realized gain
   on investments                                   726
Net unrealized appreciation on investments          279
                                              ---------
TOTAL NET ASSETS (100.0%)                      $147,635
                                              =========
Net Asset Value, Offering and Redemption
   Price Per Share, Institutional Shares         $ 9.85
                                                 ======
Net Asset Value and Redemption
   Price Per Share -- Class A Shares             $ 9.86
                                                 ======
Maximum Offering Price Per Share,
   Class A Shares ($9.86 / 95.50%)               $10.33
                                                 ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B Shares [A]         $ 9.86
                                                 ======

CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES
[A] Class B and C have contingent deferred sales charges. For a desription of possible charges, see Notes to Financial Statements.




    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                                                               7

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Statement of Net Assets
APRIL 30, 2002 (UNAUDITED)

                                      Face       Market
                                     Amount       Value
GEORGIA MUNICIPAL BOND FUND           (000)       (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (93.3%)
   Alpharetta, Development
     Authority, State University
     Foundation Project, RB
        4.450%, 11/01/11               $350    $    356
   Alpharetta, GO
        5.000%, 05/01/08                250         267
   Atlanta, GO, ETM
        4.500%, 12/01/05                325         338
   Atlanta, Metropolitan Atlanta
     Rapid Transit Authority, Sales
     Tax Revenue, Ser A, RB, AMBAC
        5.100%, 07/01/06                100         105
   Atlanta, Metropolitan Atlanta
     Rapid Transit Authority, Sales
     Tax Revenue, Ser A, RB, MBIA
        5.500%, 07/01/14                200         212
   Atlanta, Metropolitan Atlanta
     Rapid Transit Authority, Sales
     Tax Revenue, Ser B, RB, MBIA
        5.100%, 07/01/14                500         521
   Atlanta, Water & Sewer Authority,
     RB, ETM
        6.000%, 01/01/11                250         285
   Atlanta, Water &
     Wastewater Authority,
     Ser A, RB, FGIC,
     Pre-Refunded @ 101 (A)
        5.000%, 05/01/09                280         302
   Austell, Gas Authority
        5.100%, 06/01/09                300         319
   Bibb County, Development
     Authority, Wesleyan College
     Project, RB, AMBAC
        4.700%, 10/01/11                300         311
   Butts County, School District, GO
        4.000%, 09/01/06                105         108
   Camden County, Solid Waste
     Authority, RB, MBIA
        4.400%, 03/01/11                200         203
        4.375%, 03/01/10                135         138
   Carroll County, Water & Sewer
     Authority, RB, AMBAC
        5.000%, 07/01/12                500         527
        4.100%, 07/01/09                150         151
   Chatham County, School District,
     Ser A, GO
        4.400%, 08/01/10                 75          76
   Chatham County, School District,
     Ser B, GO
        4.150%, 08/01/07                500         515
   Cherokee County, School
     District, GO
        5.000%, 08/01/07                500         536
        5.000%, 08/01/08                400         427
        5.000%, 02/01/12                685         725
        4.125%, 02/01/10                545         545


                                      Face       Market
                                     Amount       Value
                                      (000)       (000)
--------------------------------------------------------------------------------
   Cherokee County, Water & Sewer
     Authority, RB, FSA
        5.000%, 08/01/14               $900    $    942
        4.500%, 08/01/13                500         504
        4.400%, 08/01/12                400         404
   Clarke County, Hospital Authority,
     Athens Regional Medical Center
     Project, RB, MBIA
        5.300%, 01/01/10                100         105
   Clayton County, Hospital Authority,
     Southern Regional Medical
     Center Project, RB, MBIA
        5.250%, 08/01/11                300         321
   Clayton County, Water Authority, RB
        4.500%, 05/01/10                280         288
   Cobb County, GO
        5.000%, 01/01/10                500         524
   Cobb County, Hospital Authority,
     Anticipation Certificates,
     Ser B, RB
        4.300%, 04/01/10                275         276
   Cobb County, School District, GO
        4.750%, 02/01/05                300         310
        4.750%, 02/01/06                150         155
   Cobb-Marietta, Coliseum
     & Exhibit Hall Authority,
     RB, AMBAC
        5.000%, 10/01/09                550         586
   Cobb-Marietta, Coliseum
     & Exhibit Hall Authority,
     RB, MBIA
        5.000%, 10/01/10                380         405
   College Park, Business & Industrial
     Development Authority, Civic
     Center Project, RB, AMBAC
        5.500%, 09/01/11                300         331
        5.000%, 09/01/09                635         676
   Columbus, Building Lease
     Authority, Ser A, RB
        4.100%, 06/01/10                315         316
        4.100%, 06/01/11                500         497
   Columbus, Hospital Authority,
     Anticipation Certificates, RB
        5.400%, 06/01/07                100         104
   Coweta County, School District,
     GO, Pre-Refunded @ 102 (A)
        5.950%, 08/01/02                135         139
   Coweta County, Water & Sewer
     Authority, RB
        5.200%, 06/01/21                150         151
        4.450%, 06/01/11                150         153
   De Kalb County, GO
        5.250%, 01/01/11                230         239


                                                        (CONTINUED ON NEXT PAGE)

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
8

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Statement of Net Assets                                   [SYNOVUS LOGO OMITTED]
APRIL 30, 2002 (UNAUDITED)

                                      Face       Market
GEORGIA MUNICIPAL BOND FUND          Amount       Value
(continued)                           (000)       (000)
--------------------------------------------------------------------------------
   De Kalb County, Special
     Recreation Tax, GO
        4.000%, 12/01/12               $800    $    784
   De Kalb County, Water & Sewer
     Authority, RB
        5.500%, 10/01/15                250         268
        4.625%, 10/01/09                300         313
        4.625%, 10/01/11                200         206
        4.500%, 10/01/10                450         463
   Douglas County, School
     District, GO
        4.625%, 01/01/15                100          99
        4.000%, 01/01/09                250         250
   Douglasville-Douglas County,
     Water & Sewer Authority,
     RB, AMBAC
        5.450%, 06/01/07                325         353
   Downtown Savannah Authority,
     Stormwater Capital Imports
     Project, RB
        4.600%, 08/01/11                600         614
   East Point, Building Authority,
     RB, AMBAC
        4.500%, 02/01/04                100         103
   Fayette County, Public Facilities
     Authority, Criminal Justice
     Center Project, RB
        5.375%, 06/01/09                100         109
        5.000%, 06/01/18                500         504
        4.500%, 06/01/14                250         250
        4.400%, 06/01/13                250         250
   Fayette County, School
     District, GO
        4.300%, 03/01/10                500         506
   Fayette County, Water Authority,
     Ser A, RB, FGIC
        4.900%, 10/01/07                250         266
   Floyd County, Water Authority,
     RB, AMBAC
        4.350%, 11/01/12                170         171
   Forsyth County, GO
        5.200%, 03/01/09                300         322
   Forsyth County, School
     District, GO
        5.000%, 02/01/07                500         532
        4.600%, 07/01/13                100         102
        4.250%, 07/01/10                375         378
        4.100%, 07/01/09                125         126
        4.000%, 07/01/07                200         204
   Forsyth County, Water & Sewer
     Authority, RB
        4.750%, 04/01/12                400         413
        4.300%, 04/01/12                125         125


                                      Face       Market
                                     Amount       Value
                                      (000)       (000)
--------------------------------------------------------------------------------
   Forsyth County, Water & Sewer
     Authority, RB,
     Pre-Refunded @ 101 (A)
        5.500%, 04/01/10               $125    $    139
   Fulco, Hospital Authority, Saint
     Joseph Hospital, Anticipation
     Certificates, RB,
     Pre-Refunded @ 102 (A)
        5.100%, 10/01/04                250         268
   Fulton County, Development
     Authority, Technology
     Foundation Facilities Project,
     Ser A, RB
        4.500%, 11/01/10                100         103
        4.300%, 11/01/08                240         248
   Fulton County, Development
     Authority, Technology
     Foundation Facilities Project,
     Ser B, RB, MBIA
        5.000%, 09/01/12                250         260
        4.500%, 09/01/05                150         158
   Fulton County, School
     District, GO
        5.250%, 01/01/13                500         540
        5.250%, 01/01/14                260         280
   Fulton County, Water & Sewer
     Authority, RB, FGIC
        5.250%, 01/01/10                395         423
        5.250%, 01/01/11                250         266
        5.250%, 01/01/12                300         318
        5.250%, 01/01/13                100         106
   Gainesville & Hall Counties,
     Hospital Authority, Northeast
     Georgia Health System
     Project, RB, MBIA
        4.625%, 05/15/07                300         312
        4.600%, 05/15/06                220         230
   Gainesville, Water & Sewer
     Authority, RB, FGIC
        5.625%, 11/15/15                500         536
        5.200%, 11/15/11                100         107
   Glynn County, Board of
     Education, GO, FSA
        5.000%, 07/01/06                 75          80
   Gwinett County, School
     District, GO
        4.500%, 02/01/08                500         506
   Gwinnett County, Water &
     Sewer Authority, RB
        5.000%, 08/01/15                500         513
   Gwinnett County, Water &
     Sewer Authority, RB
        5.345%, 08/01/09 (B)            285         209
        5.090%, 08/01/07 (B)            500         410
        5.000%, 08/01/14                285         296


                                                        (CONTINUED ON NEXT PAGE)

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                                                               9

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Statement of Net Assets                                   [SYNOVUS LOGO OMITTED]
APRIL 30, 2002 (UNAUDITED)

                                      Face       Market
GEORGIA MUNICIPAL BOND FUND          Amount       Value
(continued)                           (000)       (000)
  ------------------------------------------------------------------------------
   Henry County, School
     District, GO
        5.200%, 08/01/10               $500    $    538
   Houston County, School District,
     Intergovernmental Contract,
     COP
        5.750%, 03/01/09                100         105
   Jackson County, School
     District, GO
        4.750%, 07/01/14                250         253
        4.500%, 07/01/11                400         409
   Jones County, School
     District, GO
        5.000%, 01/01/08                435         447
   Lee County, Utilities Authority,
     Water & Sewer Project,
     RB, FSA
        4.700%, 07/01/13                500         510
   Macon, School District Project,
     Ser A, RB
        4.800%, 10/01/05                205         214
   Macon-Bibb County, Hospital
     Authority, Medical Center
     Control Project, RB, FGIC
        4.750%, 08/01/04                600         624
   Marietta, GO, FSA
        4.800%, 01/01/03                100         102
   Marietta, School District,
     Ser A, GO
        4.000%, 02/01/08                250         253
   Monroe, Utility Revenue
     Authority, RB
        5.000%, 12/01/17                135         137
   Monroe, Utility Revenue
     Authority, RB, FSA
        4.500%, 12/01/12                500         509
        4.500%, 12/01/13                325         327
   Newton County, Hospital
     Authority, Newton Health
     System Project-1999, RB
        5.250%, 02/01/09                400         426
   Newton County, Sales Tax, GO
        5.500%, 10/01/05                375         405
   Newton County, Water
     & Sewer Authority, RB
        5.000%, 11/01/09                320         339
   Paulding County, Water & Sewer
     Authority, RB, AMBAC
        4.500%, 12/01/11                205         210
        4.100%, 12/01/07                220         226
   Richmond County, Water & Sewer
     Authority, Capital Appreciation
     Project, RB, ETM (B)
        3.728%, 10/01/07              1,000         814


                                      Face       Market
                                     Amount       Value
                                      (000)       (000)
--------------------------------------------------------------------------------
   Richmond County, Water & Sewer
     Authority, Ser A, RB, FGIC
        6.000%, 10/01/06               $130    $    144
   Rockdale County, Water & Sewer
     Authority, Ser A, RB, MBIA
        5.500%, 07/01/15                200         213
   Rome, Water & Sewer Authority,
     RB, AMBAC
        5.250%, 01/01/09                500         540
   Roswell, GO
        5.000%, 02/01/08                150         160
        4.800%, 02/01/06                300         317
   Roswell, GO, Pre-Refunded
     @ 101 (A)
        5.500%, 02/01/09                150         166
   Savannah, Hospital Authority,
     St Joseph's/Candler Health
     System Project, RB, FSA
        4.300%, 07/01/06                500         517
   State, Environmental Facilities
     Authority, Water & Waste
     Water Project, RB
        4.700%, 07/01/11                500         516
        4.500%, 07/01/09                500         517
        4.500%, 07/01/08                500         525
   State, Municipal Association
     Installment Sale, Atlanta
     Detention Center
     Project, COP
        4.500%, 12/01/04                 75          79
   State, Municipal Electric Authority,
     Project One, Ser A, RB, MBIA
        5.125%, 01/01/11                500         524
   State, Municipal Gas Authority,
     Buford Project, RB, FSA
        5.600%, 11/01/13                300         330
        5.500%, 11/01/11                200         221
        4.700%, 11/01/08                215         227
        4.650%, 11/01/07                205         216
   State, Municipal Gas Authority,
     City of Toccoa Project,
     RB, AMBAC
        4.250%, 06/01/09                200         203
   State, Private Colleges &
     Universities Authority, Agnes
     Scott College Project, RB, MBIA
        4.000%, 06/01/08                175         177
   State, Private Colleges &
     Universities Authority, Emory
     University Project, Ser A, RB
        5.000%, 11/01/11                300         320
        4.700%, 11/01/11                500         517



                                                        (CONTINUED ON NEXT PAGE)

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
10

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Statement of Net Assets                                   [SYNOVUS LOGO OMITTED]
APRIL 30, 2002 (UNAUDITED)

                                     Shares/     Market
GEORGIA MUNICIPAL BOND FUND        Face Amount    Value
(concluded)                           (000)       (000)
--------------------------------------------------------------------------------
   State, Private Colleges &
     Universities Authority, Mercer
     University Project, Ser A, RB
        4.750%, 10/01/11               $300    $    309
        4.450%, 10/01/07                300         311
   State, Ser A, GO
        5.300%, 01/01/04                300         314
        5.000%, 07/01/14                500         522
   State, Ser C, GO
        7.250%, 07/01/09                150         181
        6.400%, 04/01/03                300         312
        6.250%, 08/01/06                700         784
        4.700%, 07/01/03                100         103
   State, Ser D, GO
        5.250%, 10/01/15                580         628
        5.250%, 10/01/16                450         469
   State, Tollway Authority,
     Georgia 400 Project, RB
        4.500%, 07/01/11                250         257
   Upper Oconee, Basin Water
     Authority, RB, FGIC
        4.950%, 07/01/11                250         263
                                              ---------
TOTAL MUNICIPAL BONDS
   (Cost $44,787)                                46,142
                                              ---------

MONEY MARKET (4.6%)
   SEI Tax Exempt Trust,
     Institutional Tax-Free Fund,
     Cl A                         2,261,926       2,262
                                              ---------
TOTAL MONEY MARKET
   (Cost $2,262)                                  2,262
                                              ---------
TOTAL INVESTMENTS (97.9%)
   (Cost $47,049)                                48,404
                                              ---------
OTHER ASSETS AND LIABILITIES, NET (2.1%)          1,051
                                              ---------


                                                 Value
                                                  (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Shares
   (unlimited authorization -- no par
   value) based on 4,976,461 outstanding
   shares of beneficial interest               $ 47,850
Portfolio Shares of Class A Shares
   (unlimited authorization -- no par value)
   based on 22,744 outstanding
   shares of beneficial interest                    220
Distributions in excess of net investment
   income                                           (12)
Accumulated net realized gain
   on investments                                    42
Net unrealized appreciation on investments        1,355
                                               --------
TOTAL NET ASSETS (100.0%)                      $ 49,455
                                               ========

Net Asset Value, Offering and Redemption
   Price Per Share, Institutional Shares         $ 9.90
                                                 ======
Net Asset Value and Redemption
   Price Per Share-- Class A Shares              $ 9.90
                                                 ======
Maximum Offering Price Per Share,
   Class A Shares ($9.90 / 95.50%)               $10.37
                                                 ======

(A) PRE-REFUNDED SECURITY. THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE ON THE STATEMENT OF NET ASSETS.
(B) ZERO COUPON SECURITY. THE RATE SHOWN IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
CL -- CLASS
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE COMPANY
RB -- REVENUE BOND
SER -- SERIES



    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                                                              11

                       This page intentionally left blank.



--------------------------------------------------------------------------------
12

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Statements of Operations (000)                            [SYNOVUS LOGO OMITTED]

FOR THE PERIOD ENDED APRIL 30, 2002 (UNAUDITED)

                                                         LARGE CAP          MID CAP       INTERMEDIATE-TERM      GEORGIA
                                                        CORE EQUITY          VALUE              BOND            MUNICIPAL
                                                           FUND              FUND               FUND            BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                         11/01/01          11/01/01           11/01/01          11/01/01
                                                        TO 4/30/02        TO 4/30/02         TO 4/30/02        TO 4/30/02
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income................................       $ 1,114           $   82             $    --              $ --
   Interest Income ..............................            174               68               3,453               990
------------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income.......................          1,288              150               3,453               990
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees .....................            556              112                 295               101
   Administrative Fees ..........................            125               72                  98                57
   Custodian Fees ...............................             10                4                   7                 4
   Transfer Agent Fees ..........................             58               38                  31                28
   Professional Fees ............................             22                7                  20                14
   Registration Fees ............................             32               10                  27                 9
   Printing Fees ................................             21                2                  18                 4
   Trustee Fees...................................             6                4                   5                 2
   Distribution & Shareholder Servicing Fees......             5                7                  --                --
   Other Fees ...................................             41               17                  36                14
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses................................            876              273                 537               233
     Less: Investment Advisory Fees Waived........            --             (102)                 --                (8)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses...................................           876              171                 537               225
------------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income (Loss)  ................            412              (21)              2,916               765
------------------------------------------------------------------------------------------------------------------------------------
Net Realized Gain (Loss) on Investments:
   Net Realized Gain on Investments .............          1,641              392                 727                42
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments  ..............        (8,530)           2,586              (3,480)             (511)
------------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized and Unrealized Gain (Loss)
     on Investments..............................         (6,889)           2,978              (2,753)             (469)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     from Operations ............................        $(6,477)          $2,957             $   163              $296
====================================================================================================================================
Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                                                             13

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Statements of Changes in Net Assets (000)
FOR THE PERIODS ENDED APRIL 30, 2002 (UNAUDITED) AND OCTOBER 31, 2001

                                                                         LARGE CAP                          MID CAP
                                                                        CORE EQUITY                          VALUE
                                                                           FUND                              FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                11/01/01       10/12/01 (1)       11/01/01      10/12/01 (1)
                                                               TO 4/30/02       TO 10/31/01      TO 4/30/02      TO 10/31/01
------------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss)...........................     $      412       $     (6)        $     (21)       $    (2)
   Net Realized Gain (Loss) on Investments ..............           1,641            (40)              392            (24)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments ......................          (8,530)        (2,641)            2,586           (183)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     from Operations.....................................          (6,477)        (2,687)            2,957           (209)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income:
     Institutional Shares ...............................            (408)            --                (6)            --
     Class A Shares.......................................             (1)            --                --             --
     Class B Shares.......................................             --             --                --             --
     Class C Shares.......................................             --             --                --             --
   Realized Capital Gains:
     Institutional Shares.................................             --             --               (18)            --
     Class A Shares ......................................             --             --                --             --
     Class B Shares.......................................             --             --                --             --
     Class C Shares.......................................             --             --                --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions...................................            (409)            --               (24)            --
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (2):
   Institutional Shares:
     Proceeds in Connection with the Acquisition of
        Common/Collective Trust Fund Assets (3)..........              --        150,234                --         16,706
     Proceeds from Shares Issued ........................          65,336          3,376            17,002          3,594
     Reinvestment of Cash Distributions...................             22             --                14             --
     Cost of Redeemed Shares ............................         (22,909)        (1,621)           (2,995)          (852)
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from
     Institutional Shares Transactions...................          42,449        151,989            14,021         19,448
------------------------------------------------------------------------------------------------------------------------------------
   Class A Shares:
     Proceeds from Shares Issued ........................           1,135             41             1,151             51
     Reinvestment of Cash Distributions...................              1             --                --             --
     Cost of Redeemed Shares..............................            (10)            --               (10)            --
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class A Share Transactions.          1,126             41             1,141             51
   Class B Shares:
     Proceeds from Shares Issued ........................             602             15               957             99
     Reinvestment of Cash Distributions...................             --             --                --             --
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class B Share Transactions             602             15               957             99
   Class C Shares:
     Proceeds from Shares Issued ........................           2,074             17             1,556             20
     Cost of Redeemed Shares..............................            (18)            --                --             --
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class C Share Transactions           2,056             17             1,556             20
------------------------------------------------------------------------------------------------------------------------------------
Net Increase in Capital Share Transactions...............          46,233        152,062            17,675         19,618
------------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets...............................          39,347        149,375            20,608         19,409
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period...................................         149,375             --            19,409             --
   End of Period.........................................        $188,722       $149,375           $40,017        $19,409
====================================================================================================================================
(1) Commenced operations on October 12, 2001.
(2) See Note 6 in the Notes to Financial Statements
(3) See Note 10 in the Notes to Financial Statements
Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
14

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [LOGO OMITTED]



       INTERMEDIATE-TERM                                  GEORGIA
             BOND                                        MUNICIPAL
             FUND                                        BOND FUND
--------------------------------------------------------------------------------
  11/01/01       10/12/01 (1)                    11/01/01        10/12/01 (1)
 TO 4/30/02       TO 10/31/01                   TO 4/30/02        TO 10/31/01
--------------------------------------------------------------------------------

$    2,916            $  194                    $     765          $     63
       727                85                           42                --

    (3,480)            1,213                         (511)               90

--------------------------------------------------------------------------------
       163             1,492                          296               153
--------------------------------------------------------------------------------


    (2,907)             (197)                        (775)              (64)
        (4)               --                           (1)               --
        (1)               --                           --                --
        --                --                           --                --

       (86)               --                           --                --
        --                --                           --                --
        --                --                           --                --
        --                --                           --                --
--------------------------------------------------------------------------------
    (2,998)             (197)                        (776)              (64)
--------------------------------------------------------------------------------



        --           100,599                           --            43,202
    57,830             2,380                        8,912               215
        58                 4                           --                --
   (10,431)           (1,777)                      (2,498)             (205)

--------------------------------------------------------------------------------
    47,457           101,206                        6,414            43,212
--------------------------------------------------------------------------------

       430                --                          374                --
         4                --                            1                --
        (1)               --                         (155)               --
--------------------------------------------------------------------------------
       433                --                          220                --
--------------------------------------------------------------------------------
        78                --                           --                --
         1                --                           --                --
--------------------------------------------------------------------------------
        79                --                           --                --
--------------------------------------------------------------------------------
        --                --                           --                --
        --                --                           --                --

        --                --                           --                --
--------------------------------------------------------------------------------
    47,969           101,206                        6,634            43,212
--------------------------------------------------------------------------------
    45,134           102,501                        6,154            43,301
--------------------------------------------------------------------------------

   102,501                --                       43,301                --
  $147,635          $102,501                      $49,455           $43,301
================================================================================

SYNOVUS FUNDS
--------------------------------------------------------------------------------
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
FOR THE PERIODS ENDED APRIL 30, 2001 (UNAUDITED) AND OCTOBER 31, 2001





                  Net                Realized and                                    Net                         Net
                 Asset       Net      Unrealized  Distributions   Distributions     Asset                      Assets,      Ratio
                 Value,  Investment      Gains       from Net         from          Value,                       End     of Expenses
               Beginning   Income/      (Losses)   on Investment     Realized        End        Total         of Period   to Average
               of Period   (Loss)      Securities     Income          Gains       of Period    Return+          (000)     Net Assets
               --------- ----------    ---------- --------------  -------------   ---------    -------        ---------  -----------

------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
Institutional
2002*            $ 9.82    $ 0.02       $(0.19)      $(0.02)          $  --         $ 9.63      (1.72)%       $185,108        0.95%
2001(1)           10.00        --        (0.18)          --              --           9.82      (1.80)         149,304        1.00
Class A
2002*            $ 9.82    $ 0.01       $(0.18)      $(0.02)          $  --         $ 9.63      (1.77)%       $  1,089        1.20%
2001(2)           10.10        --        (0.28)          --              --           9.82      (2.77)              40        1.25
Class B
2002*            $ 9.83    $   --       $(0.21)      $(0.01)          $  --         $ 9.61      (2.19)%       $    580        1.95%
2001(3)           10.16        --        (0.33)          --              --           9.83      (3.25)              15        2.00
Class C
2002*            $ 9.82    $   --       $(0.21)      $(0.01)          $  --         $ 9.60      (2.17)%       $  1,945        1.95%
2001(4)            9.97        --        (0.15)          --              --           9.82      (1.50)              16        2.00
------------------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
Institutional
2002*            $ 9.87    $   --       $ 1.11       $   --          $(0.01)        $10.97      11.27%        $ 36,041        1.10%
2001(1)           10.00        --        (0.13)          --              --           9.87      (1.30)          19,242        1.10
Class A
2002*            $ 9.88    $(0.01)      $ 1.11       $   --          $(0.01)        $10.97      11.14%        $  1,241        1.35%
2001(4)            9.91        --        (0.03)          --              --           9.88      (0.30)              51        1.35
Class B
2002*            $ 9.88    $(0.03)      $ 1.09       $   --          $(0.01)        $10.93      10.72%        $  1,099        2.10%
2001(4)            9.91        --        (0.03)          --              --           9.88      (0.30)              97        2.10
Class C
2002*            $ 9.87    $(0.02)      $ 1.08       $   --          $(0.01)        $10.92      10.73%        $  1,636        2.10%
2001(4)            9.91        --        (0.04)          --              --           9.87      (0.40)              19        2.10
------------------------------------------------------------------------------------------------------------------------------------
Intermediate-Term Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Institutional
2002*            $10.13    $ 0.21       $(0.27)      $(0.21)         $(0.01)        $ 9.85      (0.61)%        $147,125       0.82%
2001(1)           10.00      0.02         0.13        (0.02)             --          10.13       1.50          102,501        1.00
Class A
2002*(5)         $ 9.97    $ 0.23       $(0.13)      $(0.20)         $(0.01)        $ 9.86       1.02%        $    431        1.00%
Class B
2002*(6)         $10.21    $ 0.16       $(0.34)      $(0.16)         $(0.01)        $ 9.86      (1.74)%       $     79        1.77%
------------------------------------------------------------------------------------------------------------------------------------
GEORGIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
Institutional
2002*            $10.02    $ 0.17       $(0.12)      $(0.17)         $   --         $ 9.90       0.49%        $ 49,230        1.00%
2001(1)           10.00      0.01         0.02        (0.01)             --          10.02       0.35           43,301        1.00
Class A
2002*(7)         $ 9.71    $ 0.10       $ 0.19       $(0.10)         $   --         $ 9.90       3.05%        $    225        1.18%


                                                         Ratio
                                       Ratio            of Net
                         Ratio      of Expenses       Investment
                         of Net      to Average     Income (Loss) to
                       Investment    Net Assets       Average Net
                      Income (Loss)  (Excluding     Assets (Excluding   Portfolio
                       to Average    Waivers and       Waivers and      Turnover
                       Net Assets  Reimbursements)   Reimbursements)      Rate
                      ------------ ---------------   ----------------   --------

--------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
--------------------------------------------------------------------------------
Institutional
2002*                     0.44%         0.95%              0.44%          7.69%
2001(1)                  (0.08)         1.39              (0.47)          3.02
Class A
2002*                     0.19%         1.20%              0.19%          7.69%
2001(2)                  (0.45)         1.66              (0.86)          3.02
Class B
2002*                    (0.64)%        1.95%             (0.64)%         7.69%
2001(3)                  (0.96)         2.49              (1.45)          3.02
Class C
2002*                    (0.74)%        1.90%             (0.74)%         7.69%
2001(4)                  (0.83)         2.40              (1.23)          3.02
---------------------------------------------------------------------------------
MID CAP VALUE FUND
---------------------------------------------------------------------------------
Institutional
2002*                    (0.07)%        1.79%             (0.76)%        13.50%
2001(1)                  (0.22)         3.10              (2.22)          5.14
Class A
2002*                    (0.32)%        2.04%             (0.79)%        13.50%
2001(4)                  (0.22)         3.37              (2.24)          5.14
Class B
2002*                    (1.11)%        2.65              (1.66)%        13.50%
2001(4)                  (0.72)         4.23              (2.85)          5.14
Class C
2002*                    (1.09)%        2.79%             (1.59)%        13.50%
2001(4)                  (0.94)         4.02              (2.86)          5.14
---------------------------------------------------------------------------------
Intermediate-Term Bond Fund
---------------------------------------------------------------------------------
Institutional
2002*                     4.45%         0.82%              4.45%         20.13%
2001(1)                   4.10          1.28               3.82           2.65
Class A
2002*(5)                  4.25%         1.00%              4.25%         20.13%
Class B
2002*(6)                  3.48%         1.77%              3.48%         20.13%
---------------------------------------------------------------------------------
GEORGIA MUNICIPAL BOND FUND
---------------------------------------------------------------------------------
Institutional
2002*                     3.39%         1.03%              3.36%          5.38%
2001(1)                   3.11          1.47               2.64           0.00
Class A
2002*(7)                  3.17%         1.24%              3.11%          5.38%

 *  For the six month period ended April 30, 2002. All ratios for the period have been annualized.
 +  Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads.
(1) Commenced operations on October 12, 2001. All ratios for the period have been annualized.
(2) Commenced operations on October 25, 2001. All ratios for the period have been annualized.
(3) Commenced operations on October 28, 2001. All ratios for the period have been annualized.
(4) Commenced operations on October 24, 2001. All ratios for the period have been annualized.
(5) Commenced operations on November 19, 2001. All ratios for the period have been annualized.
(6) Commenced operations on November 7, 2001. All ratios for the period have been annualized.
(7) Commenced operations on December 21, 2001. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
16

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [LOGO OMITTED]

Notes to Financial Statements
APRIL 30, 2002 (UNAUDITED)


1. ORGANIZATION
--------------------------------------------------------------------------------

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eighteen portfolios. The financial statements herein are those of the Synovus Large Cap Core Equity, Mid Cap Value, Intermediate-Term Bond and Georgia Municipal Bond Funds (the "Funds"). On October 12, 2001, certain common/collective Trust Funds of Synovus Funds Investment Advisors were converted into The Advisors' Inner Circle Fund (See Note 10). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.


2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

The following is a summary of the significant accounting policies followed by the Funds.

      SECURITY VALUATION -- Investment securities of the Funds which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which quotations are not readily available, of which there were none as of April 30, 2002, are valued at fair value using methods determined in good faith by the Board of Trustees.

      FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

      NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

      REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and provisions adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

--------------------------------------------------------------------------------

SYNOVUS FUNDS

Notes to Financial Statements
APRIL 30, 2002 (UNAUDITED)

     CLASSES -- Class specific expenses are borne by that Class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

     EXPENSES -- Expenses that are directly related to one of the Funds are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.


     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid monthly for the Large Cap Core Equity Fund, and declared and paid annually for Mid Cap Value Fund. The Intermediate-Term Bond and Georgia Municipal Bond Funds will declare distributions from net investment income daily and pay monthly. Any net realized capital gains are distributed to shareholders at least annually.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature.

     OPTION SELLING/PURCHASING-- Each Fund may invest in financial options contracts solely for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Funds implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on November 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.


3.  TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust.

--------------------------------------------------------------------------------
18

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [LOGO OMITTED]

Notes to Financial Statements
APRIL 30, 2002 (UNAUDITED)


4.  ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:
--------------------------------------------------------------------------------

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $100,000 per Fund plus $15,000 per additional class or 0.15% of the first $250 million, 0.125% of the next $250 million, and 0.10% of any amount above $500 million of the Funds' average daily net assets.

Forum Shareholder Services, LLC serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991 as amended and restated on August 8, 1994. Each Fund has adopted a Distribution and Shareholder Services Plan (the "Plan") for Class A, B and C Shares. The Distributor will not receive any compensation for the distribution of Institutional Class Shares of the Funds.

Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor ("Service Providers"), may receive up to 0.25% of each Fund's assets attributable to Class A Shares as compensation for distribution services. In addition to distribution services, the Plan permits the payment of up to 0.25% of each Fund's assets attributable to Class A Shares to the Distributor or designated Service Providers as compensation for shareholder services.

The Distributor or designated Service Providers, may receive up to 1.00% of each Fund's assets attributable to Class B and Class C Shares as compensation for distribution and shareholder services. The Plan allows for payment of up to 0.75% of each Fund's assets attributable to Class B and Class C Shares as compensation for distribution services and up to 0.25% of each Fund's assets attributable to Class B and Class C Shares as compensation for shareholder services.

A contingent deferred sales charge (CDSC) is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Class B Shares until the redemption of such shares.

YEARS SINCE                              CONTINGENT DEFERRED
PURCHASE MADE                               SALES CHARGE
-------------                            -------------------
First                                              5%
Second                                             4%
Third                                              3%
Fourth                                             3%
Fifth                                              2%
Sixth                                              1%
Seventh and Following                           None

A contingent deferred sales charge (CDSC) of 1% is imposed on certain redemptions of Class C Shares.


5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
--------------------------------------------------------------------------------

The Trust and Synovus Funds Investment Advisors (the "Adviser") are parties to an Investment Advisory Agreement dated August 13, 2001 under which the Adviser receives an annual fee equal to 0.60%, 0.75%, 0.45%, and 0.45% of the average daily net assets of the Large Cap Core Equity, Mid Cap Value, Intermediate-Term Bond, and Georgia Municipal Bond Funds, respectively. Steinberg Priest Capital Management Co. Inc. acts as the Investment Sub-Advisor on behalf of the Mid Cap Value Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Funds. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

First Union National Bank acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Fund.

--------------------------------------------------------------------------------

SYNOVUS FUNDS

Notes to Financial Statements
APRIL 30, 2002 (UNAUDITED)


6.  CAPITAL SHARE TRANSACTIONS:
--------------------------------------------------------------------------------

Capital Share Transactions for the Funds for the period from November 1, 2001 through April 30, 2002 were as follows (000):

                                               INTERMEDIATE-
                            LARGE CAP   MID CAP    TERM     GEORGIA
                           CORE EQUITY   VALUE     BOND    MUNICIPAL
                              FUND       FUND      FUND      FUND
                           -----------  -------    ----    ---------
Share transactions:
Class I:
  Issued                      6,222      1,613    5,864       909
  Issued in Lieu of
     Cash Distributions           2          1        6        --
  Redeemed                   (2,207)      (279)  (1,060)     (254)
                             ------      -----   ------      ----
  Net Class I Transactions    4,017      1,335    4,810       655
                             ------      -----   ------      ----
Class A:
  Issued                        110        109       44        38
  Issued in Lieu of
     Cash Distributions          --         --       --        --
  Redeemed                       (1)        (1)      --       (15)
                             ------      -----   ------      ----
  Net Class A Transactions      109        108       44        23
                             ------      -----   ------      ----
Class B:
  Issued                         59         91        8        --
  Issued in Lieu of
     Cash Distributions          --         --       --        --
  Redeemed                       --         --       --        --
                             ------      -----   ------      ----
  Net Class B Transactions       59         91        8        --
                             ------      -----   ------      ----
Class C:
  Issued                        203        148       --        --
  Issued in Lieu of
     Cash Distributions          --         --       --        --
  Redeemed                       (2)        --       --        --
                             ------      -----   ------      ----
  Net Class C Transactions      201        148       --        --
                             ------      -----   ------      ----
  Net Increase  in Shares     4,386      1,682    4,862       678
                             ======      =====   ======      ====

7.  INVESTMENT TRANSACTIONS:
--------------------------------------------------------------------------------

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period from November 1, 2001 through April 30, 2002 are as follows (000):

                                              INTERMEDIATE-
                          LARGE CAP    MID CAP    TERM     GEORGIA
                         CORE EQUITY    VALUE     BOND    MUNICIPAL
                             FUND        FUND     FUND      FUND
                         -----------   -------   -------  ---------
Purchases:
  U.S. Government                --         --   $29,913       --
  Other                     $12,713    $25,790    30,456   $7,755
Sales:
  U.S. Government                --         --    17,002       --
  Other                      52,332      3,102     7,008    2,324



At April 30, 2002, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities and options held by the Funds at April 30, 2002, are as follows:

                                               INTERMEDIATE-
                          LARGE CAP    MID CAP     TERM    GEORGIA
                         CORE EQUITY    VALUE      BOND   MUNICIPAL
                             FUND        FUND      FUND     FUND
                         -----------   -------    ------  ---------
Aggregate gross
   unrealized appreciation $ 19,099    $ 5,563   $ 1,312   $1,394
Aggregate gross
   unrealized depreciation  (22,597)    (2,852)   (1,033)     (39)
                           --------    -------   -------   ------
Net unrealized
   appreciation/
   depreciation            $ (3,498)   $ 2,711    $  279   $1,355
                           ========    =======   =======   ======


8.  WRITTEN OPTIONS:
--------------------------------------------------------------------------------

The Large Cap Core Equity Fund entered into written option transactions during the period ended April 30, 2002 and are summarized as follows:

                                   # OF          PREMIUM
                                 CONTRACTS        (000)
                                 ---------       -------
Balance at beginning of period     1,740         $   183
Written                            8,515           1,823
Expired                           (1,635)           (165)
Closing Buys                      (7,420)         (1,591)
                                  ------         -------
Balance at end of period           1,200         $   250
                                  ======         =======

9.   CONCENTRATION OF CREDIT RISK:
The Georgia Municipal Bond Fund invests primarily in debt securities in the State of Georgia. Therefore, the issuers' abilities to meet their obligations may be affected by economic and political developments in that state.
--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [LOGO OMITTED]

Notes to Financial Statements
APRIL 30, 2002 (UNAUDITED)


10.  COMMON/COLLECTIVE TRUST FUND CONVERSIONS:
On October 12, 2001, certain Common/Collective Trust Funds of Synovus Funds Investment Advisors were converted into the Advisors' Inner Circle Fund. The Funds involved in the conversion were as follows:

COMMON/COLLECTIVE TRUST FUND                               ADVISORS' INNER CIRCLE FUND
----------------------------                               ---------------------------
Personal Trust Equity Fund                                 Synovus Large Cap Core Equity Fund
Employee Benefits Equity Fund                              Synovus Large Cap Core Equity Fund
Steinberg Priest Mid Cap Value Fund                        Synovus Mid Cap Value Fund
Personal Trust Fixed Income Fund                           Synovus Intermediate-Term Bond Fund
Employee Benefits Fixed Income Fund                        Synovus Intermediate-Term Bond Fund
Georgia Municipal Fund                                     Synovus Georgia Municipal Bond Fund

The assets, which consisted of securities and related receivables less liabilities, were converted on a tax-free basis. The number of shares issued by each Fund and the net assets (including unrealized appreciation) of each Common/Collective Trust Fund immediately before the conversion were as follows:

                                                                                      COMMON/
                                                                                  COLLECTIVE TRUST
                                                                                     FUND SHARES          SYNOVUS
                                                NET ASSET          UNREALIZED         PRIOR TO            SHARES
COMMON/COLLECTIVE TRUST FUND                      VALUE           APPRECIATION       CONVERSION           ISSUED
----------------------------                   -----------        ------------    ----------------       ---------
Personal Trust Equity Fund                     $91,153,858         $7,673,659        1,067,872           9,115,386
Employee Benefits Equity Fund                   59,079,792                 --        1,091,011           5,907,979
Steinberg Priest Mid Cap Value Fund             16,706,106            307,832        1,287,763           1,670,611
Personal Trust Fixed Income Fund                76,619,689          2,545,746        9,944,134           7,661,969
Employee Benefits Fixed Income Fund             23,979,264                 --          788,549           2,397,926
Georgia Municipal Fund                          43,201,945          1,776,614        4,796,255           4,320,194

--------------------------------------------------------------------------------

NOTES


--------------------------------------------------------------------------------

NOTES


--------------------------------------------------------------------------------

NOTES


--------------------------------------------------------------------------------

                                  [blank page]

--------------------------------------------------------------------------------



     TRUST:
     The Advisors' Inner Circle Fund

     THE SYNOVUS FUNDS:
     Synovus Large Cap Core Equity Fund
     Synovus Mid Cap Value Fund
     Synovus Intermediate-Term Bond Fund
     Synovus Georgia Municipal Bond Fund

     ADVISER:
     Synovus Funds Investment Advisors
     P.O. Box 23042
     Columbus, GA 31902-1313

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Mutual Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP




--------------------------------------------------------------------------------
SNV-SA-001-0100